SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	11 Months Ended	15 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of Class A ordinary shares subject to possible redemption reflected in the condensed balance

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Accretion of carrying value to redemption value	28,593,235
Class A ordinary shares subject to possible redemption	$235,750,000

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Pluss:
Accretion of carrying value to redemption value	28,593,235
Class A ordinary shares subject to possible redemption	$235,750,000

Summary of calculation of basic and diluted net income per ordinary share

			For the Period from
	Three Months Ended		February 5, 2021 (Inception) Through
	March 31,2022		March 31,2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(3,668,992)	$(917,248)	$—	$(7,786)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	—	5,000,000
Basic and diluted net loss per share	$(0.16)	$(0.16)	$—	$(0.00)

	For the Period from February 5,
	2021 (inception) Through
	December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(335,384)	$(181,058)
Denominator:
Basic and diluted weighted average shares outstanding	9,857,143	5,321,429
Basic and diluted net loss per share	$(0.03)	$(0.03)